Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 11 – RELATED-PARTY TRANSACTIONS

In the ordinary course of business, loans are granted by the Company to executive officers, directors and their related business interests consistent with Federal Reserve Regulation O. The following is an analysis of activity of related-party loans for the year ended December 31, 2011:

(Dollars in thousands)
Balance at beginning of year	$4,316
New loans and advances	393
Repayments, including loans sold	(1,058)

Balance at end of year	$3,651

Deposits from executive officers, directors and their related business interests at both December 31, 2011 and 2010 were approximately $10.2 million and $10.2 million.